Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

SUMMARY

T. Rowe Price Emerging Markets Bond Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will normally invest at least 80% (and potentially all) of its net assets (including any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries. Fund holdings may be denominated in U.S. dollars or non-U.S. dollar currencies, including emerging market currencies. The extent, if any, to which the fund attempts to cushion the impact of foreign currency fluctuations on the dollar depends on market conditions. Fund holdings may include the lowest-rated bonds, including those in default, and there are no overall limits on the fund’s investments that are rated below investment-grade (“junk” bonds).

Although we expect to maintain an intermediate- to long-term weighted average maturity for the fund, there are no maturity restrictions on the overall portfolio or on individual securities. Security selection relies heavily on research, which analyzes political and economic trends as well as creditworthiness. The fund tends to favor bonds it expects will be upgraded. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested in bonds, the fund may enter into forward currency exchange contracts in keeping with the fund’s objectives. Forward currency exchange contracts would primarily be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although other currency hedging techniques may be used from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security or a counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, it is exposed to greater volatility and losses in comparison to investing directly in foreign bonds. Forward foreign exchange contracts are also subject to the risks that anticipated currency movements will not be accurately predicted, a counterparty will fail to perform in accordance with the terms of the agreement, and the chance that potential government regulation could negatively affect the fund’s investments in such instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Bond Fund Calendar Year Returns
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	13.89%
Worst Quarter	12/31/08	-11.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund | T. Rowe Price Emerging Markets Bond Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
Bar Chart Table:	rr_BarChartTableAbstract
'02	rr_AnnualReturn2002	9.52%
'03	rr_AnnualReturn2003	26.05%
'04	rr_AnnualReturn2004	14.83%
'05	rr_AnnualReturn2005	17.26%
'06	rr_AnnualReturn2006	11.43%
'07	rr_AnnualReturn2007	5.81%
'08	rr_AnnualReturn2008	(17.71%)
'09	rr_AnnualReturn2009	34.93%
'10	rr_AnnualReturn2010	13.29%
'11	rr_AnnualReturn2011	3.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.39%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	11.05%
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund | Returns after taxes on distributions | T. Rowe Price Emerging Markets Bond Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Emerging Markets Bond Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	8.19%
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund | J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Investor Class Shares | T. Rowe Price Emerging Markets Bond Fund | Lipper Emerging Markets Debt Funds Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	10.91%
Investor Class Shares | T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

SUMMARY

T. Rowe Price International Bond Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in foreign bonds and 65% of its net assets in foreign bonds that are rated within the three highest credit categories (i.e., A- or equivalent, or better), as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. If a bond is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used. The fund may invest up to 20% of its total assets in “junk” bonds that have received a below investment-grade rating (i.e., BB or equivalent, or lower) from each of the rating agencies that has assigned a rating to the bond (or, if unrated, deemed to be below investment-grade quality by T. Rowe Price), including those in default or with the lowest rating. Up to 20% of total assets may be invested in U.S. dollar-denominated foreign bonds such as Brady bonds and other emerging markets bonds.

Although we expect to maintain an intermediate- to long-term weighted average maturity for the fund, there are no maturity restrictions on the overall portfolio or on individual securities. The fund has wide flexibility to purchase and sell currencies and engage in hedging transactions. However, we normally do not attempt to cushion the impact of foreign currency fluctuations on the U.S. dollar. Therefore, the fund is likely to be heavily exposed to the risk of bonds denominated in foreign currencies.

Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund sells holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested in bonds, the fund may enter into forward currency exchange contracts in keeping with the fund’s objectives. Forward currency exchange contracts would primarily be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although other currency hedging techniques may be used from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund generally invests in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s overall credit risk is increased to the extent the fund invests in emerging markets bonds or bonds rated below investment-grade. Such investments carry a higher risk of default and should be considered speculative.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, it is exposed to greater volatility and losses in comparison to investing directly in foreign bonds. Forward foreign exchange contracts are also subject to the risks that anticipated currency movements will not be accurately predicted, a counterparty will fail to perform in accordance with the terms of the agreement, and the chance that potential government regulation could negatively affect the fund’s investments in such instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Bond Fund Calendar Year Returns
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter	6/30/02	13.56%
Worst Quarter	9/30/08	-6.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class Shares | T. Rowe Price International Bond Fund | T. Rowe Price International Bond Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
Bar Chart Table:	rr_BarChartTableAbstract
'02	rr_AnnualReturn2002	21.80%
'03	rr_AnnualReturn2003	18.77%
'04	rr_AnnualReturn2004	11.40%
'05	rr_AnnualReturn2005	(8.18%)
'06	rr_AnnualReturn2006	7.55%
'07	rr_AnnualReturn2007	10.05%
'08	rr_AnnualReturn2008	1.77%
'09	rr_AnnualReturn2009	8.38%
'10	rr_AnnualReturn2010	5.17%
'11	rr_AnnualReturn2011	2.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.30%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Investor Class Shares | T. Rowe Price International Bond Fund | Returns after taxes on distributions | T. Rowe Price International Bond Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Investor Class Shares | T. Rowe Price International Bond Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Bond Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Investor Class Shares | T. Rowe Price International Bond Fund | Barclays Global Aggregate ex USD Bond Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Investor Class Shares | T. Rowe Price International Bond Fund | Lipper International Income Funds Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Investor Class Shares | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

SUMMARY

T. Rowe Price Emerging Markets Local Currency Bond Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (“junk” bonds). While the fund expects normally to maintain a weighted average maturity of at least 3 years, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Through the use of currency derivative instruments such as forward foreign exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of the U.S. dollar compared to foreign currencies and the relative value of various foreign currencies to one another. Currency hedging into the U.S. dollar is permitted, but not required, and the fund will be heavily exposed to foreign currencies. The fund’s overall net short positions in currencies (including the U.S. dollar) are limited to 10% of its net assets. A short position in a currency allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the investment restrictions applicable to futures and swaps.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund’s emphasis is on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risk The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risk This is the risk that an issuer of a debt security or a counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The monetary policies of emerging markets countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, swaps, options, or futures, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or interest rate movements will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments.

Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2011, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2011, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Investor Class Shares | T. Rowe Price Emerging Markets Local Currency Bond Fund | T. Rowe Price Emerging Markets Local Currency Bond Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.93%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	451
5 years	rr_ExpenseExampleYear05	916
10 years	rr_ExpenseExampleYear10	2,204
Advisor Class Shares | T. Rowe Price International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

International Bond Fund—Advisor Class

SUMMARY

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in foreign bonds and 65% of its net assets in foreign bonds that are rated within the three highest credit categories (i.e., A- or equivalent, or better), as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. If a bond is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used. The fund may invest up to 20% of its total assets in “junk” bonds that have received a below investment-grade rating (i.e., BB or equivalent, or lower) from each of the rating agencies that has assigned a rating to the bond (or, if unrated, deemed to be below investment-grade quality by T. Rowe Price), including those in default or with the lowest rating. Up to 20% of total assets may be invested in U.S. dollar-denominated foreign bonds such as Brady bonds and other emerging markets bonds.

Although we expect to maintain an intermediate- to long-term weighted average maturity for the fund, there are no maturity restrictions on the overall portfolio or on individual securities. The fund has wide flexibility to purchase and sell currencies and engage in hedging transactions. However, we normally do not attempt to cushion the impact of foreign currency fluctuations on the U.S. dollar. Therefore, the fund is likely to be heavily exposed to the risk of bonds denominated in foreign currencies.

Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund sells holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to alter geographic or currency exposure.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested in bonds, the fund may enter into forward currency exchange contracts in keeping with the fund’s objectives. Forward currency exchange contracts would primarily be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although other currency hedging techniques may be used from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund generally invests in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s overall credit risk is increased to the extent the fund invests in emerging markets bonds or bonds rated below investment-grade. Such investments carry a higher risk of default and should be considered speculative.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, it is exposed to greater volatility and losses in comparison to investing directly in foreign bonds. Forward currency exchange contracts are also subject to the risks that anticipated currency movements will not be accurately predicted, a counterparty will fail to perform in accordance with the terms of the agreement, and the chance that potential government regulation could negatively affect the fund’s investments in such instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	International Bond Fund-Advisor Class Calendar Year Returns
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter	6/30/02	13.54%
Worst Quarter	9/30/08	-6.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class Shares | T. Rowe Price International Bond Fund | T. Rowe Price International Bond Fund-Advisor Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,409
Bar Chart Table:	rr_BarChartTableAbstract
'02	rr_AnnualReturn2002	21.65%
'03	rr_AnnualReturn2003	18.62%
'04	rr_AnnualReturn2004	11.24%
'05	rr_AnnualReturn2005	(8.36%)
'06	rr_AnnualReturn2006	7.25%
'07	rr_AnnualReturn2007	9.82%
'08	rr_AnnualReturn2008	1.57%
'09	rr_AnnualReturn2009	7.93%
'10	rr_AnnualReturn2010	4.85%
'11	rr_AnnualReturn2011	2.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.29%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Advisor Class Shares | T. Rowe Price International Bond Fund | Returns after taxes on distributions | T. Rowe Price International Bond Fund-Advisor Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Advisor Class Shares | T. Rowe Price International Bond Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price International Bond Fund-Advisor Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Advisor Class Shares | T. Rowe Price International Bond Fund | Barclays Capital Global Aggregate ex USD Bond Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Advisor Class Shares | T. Rowe Price International Bond Fund | Lipper International Income Funds Average
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Advisor Class Shares | T. Rowe Price Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Emerging Markets Local Currency Bond Fund–Advisor Class

SUMMARY

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, at least 80% of the fund’s net assets (including any borrowings for investment purposes) will be invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (“junk” bonds). While the fund expects normally to maintain a weighted average maturity of at least 3 years, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Through the use of currency derivative instruments such as forward foreign exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of the U.S. dollar compared to foreign currencies and the relative value of various foreign currencies to one another. Currency hedging into the U.S. dollar is permitted, but not required, and the fund will be heavily exposed to foreign currencies. The fund’s overall net short positions in currencies (including the U.S. dollar) are limited to 10% of its net assets. A short position in a currency allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the investment restrictions applicable to futures and swaps.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social, or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund’s emphasis is on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risk The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk” bonds). The fund is exposed to greater credit risk than other bond funds because companies in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The monetary policies of emerging markets countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, swaps, options, or futures, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or interest rate movements will not be accurately predicted, which could significantly harm the fund’s performance, and the chance that regulatory developments could negatively affect the fund’s investments in such instruments. Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the fund commenced operations in 2011, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund commenced operations in 2011, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Advisor Class Shares | T. Rowe Price Emerging Markets Local Currency Bond Fund | T. Rowe Price Emerging Markets Local Currency Bond Fund Advisor Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.07%	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
Expense Example:	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	497
5 years	rr_ExpenseExampleYear05	1,013
10 years	rr_ExpenseExampleYear10	2,433

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2014) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10%.
[3]	T. Rowe Price Associates, Inc. has agreed (through April 30, 2014) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the class's ratio of expenses to average net assets to exceed 1.20%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 1.20%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.20%.